Note 14 - Subsequent Events (Details Textual) - USD ($)	1 Months Ended	2 Months Ended	6 Months Ended		13 Months Ended
	Jul. 31, 2023	Aug. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023
Stock Repurchased and Retired During Period, Value			$ 2,206,846	$ 346,836
M/V Rena P [Member]
Charter Equivalent Rate Per Day			20,250
M/V Rena P [Member] | Subsequent Event [Member]
Charter Equivalent Rate Per Day	$ 21,000
M/V Emmanuel P [Member]
Charter Equivalent Rate Per Day			19,000
M/V Emmanuel P [Member] | Subsequent Event [Member]
Charter Equivalent Rate Per Day	$ 21,000
M/V Emmanuel P [Member] | Minimum [Member]
Charter Equivalent Rate Per Day			13,000
M/V Emmanuel P [Member] | Maximum [Member]
Charter Equivalent Rate Per Day			$ 21,000
Share Repurchase Program [Member]
Stock Repurchased and Retired During Period, Shares (in shares)			120,454	14,602	400,710
Stock Repurchased and Retired During Period, Value			$ 2,200,000	$ 350,000	$ 8,200,000
Forecast [Member] | Share Repurchase Program [Member]
Stock Repurchased and Retired During Period, Shares (in shares)		41,921
Stock Repurchased and Retired During Period, Value		$ 940,000